Annual Fund Operating Expenses	Aug. 31, 2020
Eaton Vance Georgia Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.30%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.67%
Eaton Vance Georgia Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.30%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.42%
Eaton Vance Georgia Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.47%
Eaton Vance Maryland Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.27%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.69%
Eaton Vance Maryland Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.27%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.45%
Eaton Vance Maryland Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.27%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.49%
Eaton Vance Missouri Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.29%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.69%
Eaton Vance Missouri Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.29%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.44%
Eaton Vance Missouri Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.29%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.49%
Eaton Vance North Carolina Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.67%
Eaton Vance North Carolina Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.42%
Eaton Vance North Carolina Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.47%
Eaton Vance Oregon Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.34%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.67%
Eaton Vance Oregon Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.34%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.42%
Eaton Vance Oregon Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.34%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.47%
Eaton Vance South Carolina Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.69%
Eaton Vance South Carolina Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.44%
Eaton Vance South Carolina Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.49%
Eaton Vance Virginia Municipal Income Fund
Operating Expenses:
  Interest Expense	0.08%
  Expenses other than Interest Expense	0.20%
Eaton Vance Virginia Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.28%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.76%
Eaton Vance Virginia Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.28%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.51%
Eaton Vance Virginia Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.28%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.56%